Loans Receivable And Allowance For Credit Losses	12 Months Ended
Sep. 30, 2012
Loans Receivable And Allowance For Credit Losses [Abstract]
Loans Receivable And Allowance For Credit Losses

4. LOANS RECEIVABLE and ALLOWANCE FOR CREDIT LOSSES

Loans receivable, net at September 30, 2012 and 2011 is summarized as follows:

	2012	2011
	(Dollars in thousands)
Real Estate Loans:
One- to four-family	$5,392,429	$4,918,778
Multi-family and commercial	48,623	57,965
Construction	52,254	47,368
Total real estate loans	5,493,306	5,024,111

Consumer Loans:
Home equity	149,321	164,541
Other	6,529	7,224
Total consumer loans	155,850	171,765

Total loans receivable	5,649,156	5,195,876

Less:
Undisbursed loan funds	22,874	22,531
ACL	11,100	15,465
Discounts/unearned loan fees	21,468	19,093
Premiums/deferred costs	(14,369)	(10,947)
	$5,608,083	$5,149,734

Lending Practices and Underwriting Standards  - Originating and purchasing loans secured by one- to four-family residential properties is the Bank’s primary business, resulting in a loan concentration in residential first mortgage loans.  The Bank purchases one- to four-family loans, on a loan-by-loan basis, from a select group of correspondent lenders located generally throughout the central and southern United States.  As a result of originating loans in our branches, along with the correspondent lenders in our local markets, the Bank has a concentration of loans secured by real property located in Kansas and Missouri.  Additionally, the Bank periodically purchases whole one- to four-family loans in bulk packages from nationwide and correspondent lenders.  The Bank also makes consumer loans, construction loans secured by residential or commercial properties, and real estate loans secured by multi-family dwellings.

One- to four-family loans - One- to four-family loans are underwritten manually or by using an internal loan origination auto-underwriting method.  The method closely resembles the Bank’s manual underwriting standards which are generally in accordance with FHLMC and FNMA manual underwriting guidelines.  The method includes, but is not limited to, an emphasis on credit scoring, qualifying ratios reflecting the applicant’s ability to repay, asset reserves, LTV ratio, property, and occupancy type.  Full documentation to support the applicant’s credit, income, and sufficient funds to cover all applicable fees and reserves at closing are required on all loans.  Loans that do not meet the automated underwriting standards are referred to a staff underwriter for manual underwriting.  Properties securing one- to four-family loans are appraised by either staff appraisers or fee appraisers, both of which are independent of the loan origination function.

The underwriting standards for loans purchased from correspondent and nationwide lenders are generally similar to the Bank’s internal underwriting standards.  The underwriting of correspondent loans is generally performed by the Bank’s underwriters.  Before committing to a bulk loan purchase, the Bank’s Chief Lending Officer or Secondary Marketing Manager reviews specific criteria such as loan amount, credit scores, LTV ratios, geographic location, and debt ratios of each loan in the pool.  If the specific criteria do not meet the Bank’s underwriting standards and compensating factors are not sufficient, then a loan will be removed from the population.  Before the bulk loan purchase is funded, an internal Bank underwriter or a third party reviews at least 25% of the loan files to confirm loan terms, credit scores, debt service ratios, property appraisals, and other underwriting related documentation.  For the tables within this footnote, correspondent loans are included with originated loans, and bulk loan purchases are reported as purchased loans.

The Bank also originates construction-to-permanent loans secured by one- to four-family residential real estate.  The majority of the one- to four-family construction loans are secured by property located within the Bank’s Kansas City market area.  Construction loans are obtained by homeowners who will occupy the property when construction is complete.  Construction loans to builders for speculative purposes are not permitted.  The application process includes submission of complete plans, specifications, and costs of the project to be constructed.  All construction loans are manually underwritten using the Bank’s internal underwriting standards.  Construction draw requests and the supporting documentation are reviewed and approved by management.  The Bank also performs regular documented inspections of the construction project to ensure the funds are being used for the intended purpose and the project is being completed according to the plans and specifications provided.

Multi-family and commercial loans - The Bank’s multi-family and commercial real estate loans are originated by the Bank or are in participation with a lead bank, and are secured primarily by multi-family dwellings and small commercial buildings.  These loans are granted based on the income producing potential of the property and the financial strength of the borrower.  At the time of origination, LTV ratios on multi-family and commercial real estate loans cannot exceed 80% of the appraised value of the property securing the loans.  The net operating income, which is the income derived from the operation of the property less all operating expenses, must be sufficient to cover the payments related to the outstanding debt at the time of origination.  The Bank generally requires personal guarantees of the borrowers covering a portion of the debt in addition to the security property as collateral for these loans.  Appraisals on properties securing these loans are performed by independent state certified fee appraisers.

Consumer loans - The Bank offers a variety of secured consumer loans, including home equity loans and lines of credit, home improvement loans, auto loans, and loans secured by savings deposits.  The Bank also originates a very limited amount of unsecured loans.  The Bank does not originate any consumer loans on an indirect basis, such as contracts purchased from retailers of goods or services which have extended credit to their customers.  The majority of the consumer loan portfolio is comprised of home equity lines of credit.

The underwriting standards for consumer loans include a determination of the applicant’s payment history on other debts and an assessment of their ability to meet existing obligations and payments on the proposed loan.  Although creditworthiness of the applicant is a primary consideration, the underwriting process also includes a comparison of the value of the security in relation to the proposed loan amount.

Credit Quality Indicators  - Based on the Bank’s lending emphasis and underwriting standards, management has segmented the loan portfolio into three segments: 1) one- to four-family loans; 2) consumer loans; and 3) multi-family and commercial loans.  The one- to four-family and consumer segments are further grouped into classes for purposes of providing disaggregated information about the credit quality of the loan portfolio.  The classes are:  one- to four-family loans – originated, one- to four-family loans – purchased, consumer loans – home equity, and consumer loans – other.

The Bank’s primary credit quality indicators for the one- to four-family loan and consumer - home equity loan portfolios are delinquency status, asset classifications, LTV ratios and borrower credit scores.  The Bank’s primary credit quality indicators for the multi-family and commercial loan and consumer – other loan portfolios are delinquency status and asset classifications.

The following table presents the recorded investment of loans, defined as the unpaid loan principal balance (net of unadvanced funds related to loans in process and charge-offs) inclusive of unearned loan fees and deferred costs, of the Company's loans 30 to 89 days delinquent, loans 90 or more days delinquent or in foreclosure, total delinquent loans, total current loans, and the total loans receivable balance at September 30, 2012 and 2011 by class.  In the formula analysis model, delinquent loans not individually evaluated for impairment are assigned a higher loss factor than corresponding performing loans.  At September 30, 2012 and 2011, all loans 90 or more days delinquent were on nonaccrual status.  In addition to loans 90 or more days delinquent, the Bank also had $10.0 million of originated and $2.4 million of purchased TDRs classified as nonaccrual at September 30, 2012, as required by the OCC Call Report requirements.  Of these amounts, $11.2 million were current at September 30, 2012.  As of September 30, 2012 and 2011, loans with unpaid principal amounts totaling $31.8 million and $26.5 million, respectively, were on nonaccrual status.

	September 30, 2012
		90 or More Days	Total		Total
	30 to 89 Days	Delinquent or	Delinquent	Current	Recorded
	Delinquent	in Foreclosure	Loans	Loans	Investment
	(Dollars in thousands)
One- to four-family loans - originated	$14,902	$8,602	$23,504	$4,590,194	$4,613,698
One- to four-family loans - purchased	7,788	10,530	18,318	771,755	790,073
Multi-family and commercial loans	--	--	--	59,562	59,562
Consumer - home equity	521	369	890	148,431	149,321
Consumer - other	106	27	133	6,396	6,529
	$23,317	$19,528	$42,845	$5,576,338	$5,619,183

	September 30, 2011
		90 or More Days	Total		Total
	30 to 89 Days	Delinquent or	Delinquent	Current	Recorded
	Delinquent	in Foreclosure	Loans	Loans	Investment
	(Dollars in thousands)
One- to four-family loans - originated	$19,682	$12,363	$32,045	$4,362,498	$4,394,543
One- to four-family loans - purchased	6,243	13,836	20,079	520,876	540,955
Multi-family and commercial loans	--	--	--	57,936	57,936
Consumer - home equity	759	380	1,139	163,402	164,541
Consumer - other	92	3	95	7,129	7,224
	$26,776	$26,582	$53,358	$5,111,841	$5,165,199

In accordance with the Bank’s asset classification policy, management regularly reviews the problem loans in the Bank's portfolio to determine whether any assets require classification.  Loan classifications, other than pass loans, are defined as follows:

•

Special mention - These loans are performing loans on which known information about the collateral pledged or the possible credit problems of the borrowers have caused management to have doubts as to the ability of the borrower(s) to comply with present loan repayment terms and which may result in the future inclusion of such loans in the non-performing loan categories.

•

Substandard - A loan is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Substandard loans include those characterized by the distinct possibility the Bank will sustain some loss if the deficiencies are not corrected.

•

Doubtful - Loans classified as doubtful have all the weaknesses inherent as those classified as substandard, with the added characteristic that the weaknesses present make collection or liquidation in full on the basis of currently existing facts and conditions and values highly questionable and improbable.

•	Loss - Loans classified as loss are considered uncollectible and of such little value that their continuance as assets on the books is not warranted.

Special mention and substandard loans are included in the formula analysis model, if the loan is not individually evaluated for impairment.  Loans classified as doubtful or loss are individually evaluated for impairment.

The following tables set forth the recorded investment in loans, less charge-offs and specific valuation allowances (“SVAs”), classified as special mention or substandard at September 30, 2012 and 2011, by class.  At September 30, 2012 and 2011, there were no loans classified as doubtful or loss that were not fully charged-off or reserved.

	September 30,
	2012		2011
	Special Mention	Substandard	Special Mention	Substandard
	(Dollars in thousands)
One- to four-family - originated	$36,055	$23,153	$32,673	$18,419
One- to four-family - purchased	2,829	14,538	447	15,987
Multi-family and commercial	2,578	--	7,683	--
Consumer - home equity	413	815	50	592
Consumer - other	--	39	--	5
	$41,875	$38,545	$40,853	$35,003

The following table shows the weighted average LTV and credit score information for originated and purchased one- to four-family loans and originated consumer home equity loans at September 30, 2012 and 2011.  Borrower credit scores are intended to provide an indication as to the likelihood that a borrower will repay their debts.  Credit scores are typically updated in September and are obtained from a nationally recognized consumer rating agency.  The LTV ratios provide an estimate of the extent to which the Bank may incur a loss on any given loan that may go into foreclosure.  The LTV ratios were based on the current loan balance and either the lesser of the purchase price or original appraisal, the most recent bank appraisal, or broker price opinion (“BPO”), if available.  In most cases, the most recent appraisal was obtained at the time of origination.

	September 30,
	2012		2011
	Weighted Average		Weighted Average
	Credit Score	LTV	Credit Score	LTV
One- to four-family - originated	763	65%	762	66%
One- to four-family - purchased	749	67	740	60
Consumer - home equity	747	19	742	20
	761	64%	759	64%

TDRs – The following tables present the recorded investment prior to restructuring and immediately after restructuring for all loans restructured during the years ended September 30, 2012 and 2011.  These tables do not reflect the recorded investment at September 30, 2012 and 2011.  The increase in the balance from pre- to post- at the time of the restructuring was generally due to the capitalization of delinquent amounts due.

	For the Year Ended September 30, 2012
	Number	Pre-	Post-
	of	Restructured	Restructured
	Contracts	Outstanding	Outstanding
	(Dollars in thousands)
One- to four-family loans - originated	232	$33,683	$33,815
One- to four-family loans - purchased	14	3,878	3,877
Multi-family and commercial loans	--	--	--
Consumer - home equity	23	466	475
Consumer - other	1	12	12
	270	$38,039	$38,179

	For the Year Ended September 30, 2011
	Number	Pre-	Post-
	of	Restructured	Restructured
	Contracts	Outstanding	Outstanding
	(Dollars in thousands)
One- to four-family loans - originated	158	$27,250	$26,936
One- to four-family loans - purchased	4	1,563	1,555
Multi-family and commercial loans	--	--	--
Consumer - home equity	5	224	227
Consumer - other	--	--	--
	167	$29,037	$28,718

The following tables provide information on TDRs restructured within each period presented that subsequently became delinquent during the same time period.

For the Year Ended
	September 30, 2012		September 30, 2011
	Number		Number
	of	Recorded	of	Recorded
	Contracts	Investment	Contracts	Investment
(Dollars in thousands)
One- to four-family loans - originated	14	$2,340	13	$1,353
One- to four-family loans - purchased	--	--	--	--
Multi-family and commercial loans	--	--	--	--
Consumer - home equity	--	--	--	--
Consumer - other	--	--	--	--
	14	$2,340	13	$1,353

Impaired loans - The following is a summary of information pertaining to impaired loans by class as of September 30, 2012 and 2011.

September 30, 2012				Fiscal	Fiscal
				Year-to-Date	Year-to-Date
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	ACL	Investment	Recognized
	(Dollars in thousands)
With no related allowance recorded
One- to four-family - originated	$10,729	$10,765	$--	$41,396	$176
One- to four-family - purchased	15,340	15,216	--	12,296	126
Multi-family and commercial	--	--	--	223	--
Consumer - home equity	882	881	--	543	6
Consumer - other	27	27	--	11	--
	26,978	26,889	--	54,469	308
With an allowance recorded
One- to four-family - originated	41,125	41,293	268	10,886	1,330
One- to four-family - purchased	2,028	2,016	54	6,138	51
Multi-family and commercial	--	--	--	--	--
Consumer - home equity	307	307	52	226	4
Consumer - other	12	12	1	6	--
	43,472	43,628	375	17,256	1,385
Total
One- to four-family - originated	51,854	52,058	268	52,282	1,506
One- to four-family - purchased	17,368	17,232	54	18,434	177
Multi-family and commercial	--	--	--	223	--
Consumer - home equity	1,189	1,188	52	769	10
Consumer - other	39	39	1	17	--
	$70,450	$70,517	$375	$71,725	$1,693

September 30, 2011				Fiscal	Fiscal
				Year-to-Date	Year-to-Date
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	ACL	Investment	Recognized
	(Dollars in thousands)
With no related allowance recorded
One- to four-family - originated	$47,710	$47,845	$--	$41,401	$1,467
One- to four-family - purchased	6,075	6,056	--	7,381	58
Multi-family and commercial	563	565	--	578	36
Consumer - home equity	468	468	--	672	14
Consumer - other	5	5	--	46	--
	54,821	54,939	--	50,078	1,575
With an allowance recorded
One- to four-family - originated	3,297	3,299	335	2,419	102
One- to four-family - purchased	13,640	13,546	3,280	14,576	156
Multi-family and commercial	--	--	--	--	--
Consumer - home equity	264	264	140	80	3
Consumer - other	--	--	--	--	--
	17,201	17,109	3,755	17,075	261
Total
One- to four-family - originated	51,007	51,144	335	43,820	1,569
One- to four-family - purchased	19,715	19,602	3,280	21,957	214
Multi-family and commercial	563	565	--	578	36
Consumer - home equity	732	732	140	752	17
Consumer - other	5	5	--	46	--
	$72,022	$72,048	$3,755	$67,153	$1,836

Allowance for Credit Losses - The following is a summary of the activity in the ACL by segment and the ending balance of the ACL based on the Company’s impairment methodology for and at the periods presented.  In January 2012, management implemented a loan charge-off policy as OCC Call Report requirements do not permit the use of SVAs, which the Bank was previously utilizing for potential loan losses, as permitted by the Bank’s previous regulator.  As a result of the implementation of the charge-off policy change, $3.5 million of SVAs were charged-off during the year ended September 30, 2012.  These charge-offs did not impact the provision for credit losses, and therefore had no additional income statement impact, as the amounts were expensed in previous periods. There was no ACL for loans individually evaluated for impairment at September 30, 2012, as all potential losses were charged-off.

September 30, 2012	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)

Beginning balance	$4,915	$9,901	$14,816	$254	$395	$15,465
Charge-offs	(892)	(5,186)	(6,078)	--	(357)	(6,435)
Recoveries	16	8	24	--	6	30
Provision for credit losses	2,035	(270)	1,765	(35)	310	2,040
Ending balance	$6,074	$4,453	$10,527	$219	$354	$11,100

Ratio of net charge-offs to average loans outstanding year-to-date						0.12%
Ratio of net charge-offs year-to-date to average non-performing assets						16.49%

ACL for loans collectively
evaluated for impairment	$6,074	$4,453	$10,527	$219	$354	$11,100

ACL for loans individually
evaluated for impairment	$--	$--	$--	$--	$--	$--

September 30, 2011	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)

Beginning balance	$3,813	$10,425	$14,238	$275	$379	$14,892
Charge-offs	(414)	(2,928)	(3,342)	--	(145)	(3,487)
Recoveries	--	--	--	--	--	--
Provision for credit losses	1,516	2,404	3,920	(21)	161	4,060
Ending balance	$4,915	$9,901	$14,816	$254	$395	$15,465

Ratio of net charge-offs to average loans outstanding year-to-date						0.07%
Ratio of net charge-offs year-to-date to average non-performing assets						8.75%

ACL for loans collectively
evaluated for impairment	$4,580	$6,621	$11,201	$254	$255	$11,710

ACL for loans individually
evaluated for impairment	$335	$3,280	$3,615	$--	$140	$3,755

The following is a summary of the loan portfolio at September 30, 2012 and 2011 by loan portfolio segment disaggregated by the Company’s impairment method.  The decrease in the recorded investment of loans individually evaluated for impairment between September 30, 2011 and 2012 was due primarily to a change in our process of evaluating TDRs for impairment.  At September 30, 2012, generally only TDRs that were 180 days or more delinquent were individually evaluated for impairment, compared to all TDRs being individually evaluated for impairment at September 30, 2011.  This change was primarily driven by the implementation of a new loan charge-off policy during the year ended September 30, 2012 in order to conform to OCC Call Report requirements.

	September 30, 2012
	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Recorded investment of loans
collectively evaluated for impairment	$4,602,969	$774,734	$5,377,703	$59,562	$154,940	$5,592,205

Recorded investment of loans
individually evaluated for impairment	10,729	15,339	26,068	--	910	26,978
	$4,613,698	$790,073	$5,403,771	$59,562	$155,850	$5,619,183

	September 30, 2011
	One- to Four-	One- to Four-	One- to Four-	Multi-family
	Family -	Family -	Family -	and
	Originated	Purchased	Total	Commercial	Consumer	Total
	(Dollars in thousands)
Recorded investment of loans
collectively evaluated for impairment	$4,343,536	$521,240	$4,864,776	$57,373	$171,028	$5,093,177

Recorded investment of loans
individually evaluated for impairment	51,007	19,715	70,722	563	737	72,022
	$4,394,543	$540,955	$4,935,498	$57,936	$171,765	$5,165,199

As noted above, the Bank has a loan concentration in residential first mortgage loans.  Continued declines in residential real estate values could adversely impact the property used as collateral for the Bank’s loans.  Adverse changes in the economic conditions and increasing unemployment rates may have a negative effect on the ability of the Bank’s borrowers to make timely loan payments, which would likely increase delinquencies and have an adverse impact on the Bank’s earnings.  Further increases in delinquencies would decrease interest income on loans receivable and would likely adversely impact the Bank’s loan loss experience, resulting in an increase in the Bank’s ACL and provision for credit losses.  Although management believes the ACL was at an adequate level to absorb known and inherent losses in the loan portfolio at September 30, 2012, the level of the ACL remains an estimate that is subject to significant judgment and short-term changes.  Additions to the ACL may be necessary if future economic and other conditions worsen substantially from the current environment.

The Bank originated, participated in and refinanced $14.0 million, $892 thousand, and $13.1 million of commercial real estate and business loans during the years ended September 30, 2012, 2011, and 2010, respectively.

The Bank is subject to numerous lending-related regulations. Under the Financial Institutions Reform, Recovery, and Enforcement Act, the limit of aggregate loans to one borrower is the greater of 15% of the Bank’s unimpaired capital and surplus, and $500 thousand.  As of September 30, 2012, the Bank was in compliance with this limitation.

Aggregate loans to executive officers, directors and their associates did not exceed 5% of stockholders’ equity as of September 30, 2012 and 2011.  Such loans were made under terms and conditions substantially the same as loans made to parties not affiliated with the Bank.

The Bank recognized net gains of $248 thousand, $298 thousand, and $1.8 million for the years ended September 30, 2012, 2011, and 2010, respectively, as a result of selling LHFS.  The net gains are included in other income, net in the consolidated statements of income.

As of September 30, 2012 and 2011, the Bank serviced loans for others aggregating approximately $349.7 million and $526.3 million, respectively.  Such loans are not included in the accompanying consolidated balance sheets. Servicing loans for others generally consists of collecting mortgage payments, maintaining escrow accounts, disbursing payments to investors and foreclosure processing.  Loan servicing income includes servicing fees withheld from investors and certain charges collected from borrowers, such as late payment fees. The Bank held borrowers’ escrow balances on loans serviced for others of $5.5 million and $7.5 million as of September 30, 2012 and 2011, respectively.